Liquidity and going concern (Details Narrative)		6 Months Ended
	Mar. 23, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 SGD ($) shares	Jun. 30, 2022 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Subsidiary, Sale of Stock [Line Items]
Net cash provided by used in operating activities		$ 1,883,016	$ 2,546,400	$ 291,562
Working capital		4,344,075	$ 5,874,495
Cash and cash equivalents		$ 4,694,362			$ 6,348,186	$ 301,433
Number of shares issued | shares		2,800,000	2,800,000
Proceeds from issuance of ordinary stock, gross | $			$ 3,722
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	2,800,000
Shares issued, price per share | $ / shares	$ 4.00
Proceeds from issuance of ordinary stock, gross | $	$ 11,200,000